Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net, by Type
Property and equipment, gross	$ 12,196	$ 11,460	$ 8,230
Less: accumulated depreciation	(3,249)	(2,621)	(182)
Property and equipment, net	8,947	8,839	8,048
Leasehold improvements
Property, Plant and Equipment, Net, by Type
Property and equipment, gross	1,832	1,810	1,537
Furniture and fixtures
Property, Plant and Equipment, Net, by Type
Property and equipment, gross	1,238	1,262	1,108
Computer equipment and software
Property, Plant and Equipment, Net, by Type
Property and equipment, gross	3,358	3,206	2,701
Medical equipment
Property, Plant and Equipment, Net, by Type
Property and equipment, gross	1,095	1,067	414
Software (development in process)
Property, Plant and Equipment, Net, by Type
Property and equipment, gross	3,654	3,460	2,433
Vehicles
Property, Plant and Equipment, Net, by Type
Property and equipment, gross	654	618
Other
Property, Plant and Equipment, Net, by Type
Property and equipment, gross	$ 365	$ 37	$ 37